Transactions with directors and key management (Details) £ in Thousands	Dec. 31, 2019 GBP (£) director	Dec. 31, 2018 GBP (£)
Transactions with directors and key management
Loans to customers	£ 326,947,000	£ 305,089,000
Customer deposits	369,247,000	360,914,000
key management personnel
Transactions with directors and key management
Loans to directors	£ 741,550
Number of directors with outstanding loans | director	7
Loans to customers	£ 1,662	1,544
Customer deposits	£ 37,727	£ 31,361